Other Liabilities - Non-current - Summary of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Miscellaneous non-current liabilities [abstract]
Advances received from customers - current	$ 148.8	₨ 11,253.8		₨ 17,396.1
Deferred revenue - current	413.8	31,312.7		28,377.7
Deferred revenue -Non-current	662.9	50,157.5		46,730.9
Total contract liabilities	$ 1,225.5	₨ 92,724.0	$ 1,222.6	₨ 92,504.7	₨ 78,678.9